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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08657


                      Pioneer Equity Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


           Pioneer Equity Income Fund
           Schedule of Investments  7/31/2005
Shares                                                               Value
           CONVERTIBLE PREFERRED STOCK - 0.8 %
           Automobiles & Components - 0.7 %
           Automobile Manufacturers - 0.7 %
175,000    Ford Capital Trust, 6.5%, 1/15/32                     $  7,262,500
           Total Automobiles & Components                        $  7,262,500

           Pharmaceuticals & Biotechnology - 0.1 %
           Pharmaceuticals - 0.1 %
15,745     Schering-Plough Corp., 6.0%, 9/14/07 (b)              $    860,071
           Total Pharmaceuticals & Biotechnology                 $    860,071
           TOTAL CONVERTIBLE PREFERRED STOCK                     $  8,122,571
           (Cost   $8,995,070)

           COMMON STOCK - 98.9 %
           Energy - 8.7 %
           Integrated Oil & Gas - 8.7 %
411,400    Chevron Corp.                                         $ 23,865,314
517,560    ConocoPhillips                                          32,394,080
533,878    Exxon Mobil Corp.                                       31,365,333
                                                                 $ 87,624,727
           Total Energy                                          $ 87,624,727

           Materials - 5.9 %
           Construction Materials - 0.7 %
100,000    Vulcan Materials Co.                                  $  7,024,000

           Diversified Chemical - 1.3 %
105,232    E.I. du Pont de Nemours and Co.                       $  4,491,302
135,000    PPG Industries, Inc.                                     8,779,050
                                                                 $ 13,270,352
           Diversified Metals & Mining - 0.3 %
120,000    Compass Minerals International, Inc.                  $  3,054,000

           Industrial Gases - 1.2 %
200,000    Air Products & Chemicals, Inc.                        $ 11,952,000

           Paper Products - 0.7 %
230,000    Meadwestvaco Corp.                                    $  6,720,600

           Specialty Chemicals - 0.7 %
150,000    Valspar Corp.                                         $  7,359,000

           Steel - 1.0 %
513,705    Roanoke Electric Steel Corp.                          $ 10,022,385
           Total Materials                                       $ 59,402,337

           Capital Goods - 8.8 %
           Aerospace & Defense - 0.9 %
170,000    United Technologies Corp.                             $  8,619,000

           Construction & Farm Machinery & Heavy Trucks - 4.5 %
100,000    Deere & Co.                                           $  7,353,000
518,625    PACCAR, Inc.                                            37,455,098
                                                                 $ 44,808,098
           Electrical Component & Equipment - 1.1 %
175,000    Emerson Electric Co.                                  $ 11,515,000

           Industrial Machinery - 2.3 %
632,446    Gorman-Rupp Co.                                       $ 14,008,679
350,000    The Timken Co.                                           9,264,500
                                                                 $ 23,273,179
           Total Capital Goods                                   $ 88,215,277

           Transportation - 1.1 %
           Railroads - 1.1 %
205,000    Burlington Northern, Inc.                             $ 11,121,250
           Total Transportation                                  $ 11,121,250

           Automobiles & Components - 2.3 %
           Auto Parts & Equipment - 1.5 %
255,600    Johnson Controls, Inc.                                $ 14,681,664

           Automobile Manufacturers - 0.8 %
750,000    Ford Motor Corp.                                      $  8,055,000
           Total Automobiles & Components                        $ 22,736,664

           Consumer Durables & Apparel - 0.7 %
           Housewares & Specialties - 0.7 %
340,000    Tupperware Corp.                                      $  7,252,200
           Total Consumer Durables & Apparel                     $  7,252,200

           Consumer Services - 2.1 %
           Leisure Facilities - 1.7 %
531,200    Cedar Fair, L.P.                                      $ 17,418,048

           Specialized Consumer Services - 0.4 %
300,000    Servicemaster Co.                                     $  4,122,000
           Total Consumer Services                               $ 21,540,048

           Media - 1.5 %
           Publishing - 1.5 %
320,000    McGraw-Hill Co., Inc.                                 $ 14,723,200
           Total Media                                           $ 14,723,200

           Retailing - 2.7 %
           Department Stores - 2.2 %
528,000    May Department Stores Co.                             $ 21,674,400

           Distributors - 0.5 %
100,000    Genuine Parts Co.                                     $  4,579,000
           Total Retailing                                       $ 26,253,400

           Food, Beverage & Tobacco - 5.5 %
           Packaged Foods & Meats - 3.8%
520,000    Campbell Soup Co.                                     $ 16,042,000
185,000    General Mills, Inc.                                      8,769,000
272,550    H.J. Heinz Co., Inc.                                    10,024,389
184,000    Sara Lee Corp.                                           3,667,120
                                                                 $ 38,502,509
           Soft Drinks - 1.7 %
250,000    The Coca-Cola Co.                                     $ 10,940,000
116,300    PepsiCo, Inc.                                            6,341,839
                                                                 $ 17,281,839
           Total Food, Beverage & Tobacco                        $ 55,784,348

           Household & Personal Products - 1.3 %
           Household Products - 1.3 %
108,800    Clorox Co.                                            $  6,076,480
126,000    Colgate-Palmolive Co.                                    6,670,440
                                                                 $ 12,746,920
           Total Household & Personal Products                   $ 12,746,920

           Health Care Equipment & Services - 0.5 %
           Health Care Equipment - 0.5 %
88,000     Becton, Dickinson & Co.                               $  4,872,560
           Total Health Care Equipment & Services                $  4,872,560

           Pharmaceuticals & Biotechnology - 7.8 %
           Pharmaceuticals - 7.8 %
356,600    Abbott Laboratories                                   $ 16,628,258
620,000    Bristol-Myers Squibb Co.                                15,487,600
200,000    Eli Lilly & Co.                                         11,264,000
210,000    Johnson & Johnson                                       13,431,600
715,400    Merck & Co., Inc.                                       22,220,324
                                                                 $ 79,031,782
           Total Pharmaceuticals & Biotechnology                 $ 79,031,782

           Banks - 11.9 %
           Diversified Banks - 4.6 %
50,000     Bank of America Corp.                                 $  2,180,000
100,000    Comerica, Inc.                                           6,110,000
318,700    U.S. Bancorp                                             9,580,122
293,166    Wachovia Corp.                                          14,769,703
215,662    Wells Fargo  & Co.                                      13,228,707
                                                                 $ 45,868,532
           Regional Banks - 4.3 %
250,000    First Horizon National Corp.                          $ 10,197,500
358,600    National City Corp.                                     13,235,926
275,000    SunTrust Banks, Inc.                                    19,998,000
                                                                 $ 43,431,426
           Thrifts & Mortgage Finance - 3.0 %
705,000    Washington Mutual, Inc.                               $ 29,948,400
           Total Banks                                           $119,248,358

           Diversified Financials - 5.4 %
           Asset Management & Custody Banks - 4.2 %
416,000    Eaton Vance Corp.                                     $ 10,221,120
100,000    State Street Corp.                                       4,974,000
402,000    T. Rowe Price Associates, Inc.                          26,672,700
                                                                 $ 41,867,820
           Investment Banking & Brokerage - 0.8 %
175,000    A.G. Edwards, Inc.                                    $  7,752,500

           Diversified Financial Services - 0.4 %
100,000    Citigroup, Inc.                                       $  4,350,000
           Total Diversified Financials                          $ 53,970,320

           Insurance - 3.4 %
           Property & Casualty Insurance - 3.4 %
205,100    Chubb Corp.                                           $ 18,216,982
299,300    Safeco Corp.                                            16,443,542
                                                                 $ 34,660,524
           Total Insurance                                       $ 34,660,524

           Software & Services - 0.7 %
           Data Processing & Outsourced Services - 0.7 %
150,000    Automatic Data Processing, Inc.                       $  6,661,500
           Total Software & Services                             $  6,661,500

           Technology Hardware & Equipment - 1.3 %
           Communications Equipment - 0.6 %
300,000    Motorola, Inc.                                        $  6,354,000

           Computer Hardware - 0.7 %
132,550    Diebold, Inc.                                         $  6,585,084
           Total Technology Hardware & Equipment                 $ 12,939,084

           Telecommunication Services - 8.7 %
           Integrated Telecommunication Services - 8.7 %
184,585    Alltel Corp.                                          $ 12,274,903
280,000    AT&T Corp.                                               5,544,000
696,400    BellSouth Corp.                                         19,220,640
800,000    Citizens Utilities Co. (Class B)                        10,512,000
644,669    SBC Communications, Inc.                                15,762,157
700,000    Verizon Communications, Inc.                            23,961,000
                                                                 $ 87,274,700
           Total Telecommunication Services                      $ 87,274,700

           Utilities - 18.6 %
           Electric Utilities - 8.7 %
285,000    Ameren Corp.                                          $ 15,851,700
235,400    American Electric Power Co., Inc.                        9,109,980
275,000    Consolidated Edison, Inc.                               13,244,000
240,000    FPL Group, Inc.                                         10,348,800
384,400    Great Plains Energy, Inc. (b)                           12,477,624
380,000    NSTAR                                                   11,525,400
440,000    Southern Co.                                            15,395,600
                                                                 $ 87,953,104
           Gas Utilities - 5.1 %
50,000     Atmos Energy Corp.                                    $  1,458,000
454,700    KeySpan Energy Corp.                                    18,501,743
446,600    Questar Corp.                                           31,342,388
                                                                 $ 51,302,131
           Independent Power Producers & Energy Traders - 2.6 %
436,500    Constellation Energy Group                            $ 26,281,665

           Multi-Utilities - 1.3 %
180,000    Equitable Resources, Inc.                             $ 12,789,000

           Water Utilities - 0.9 %
275,625    Aqua America, Inc.                                    $  8,839,294
           Total Utilities                                       $187,165,194
           TOTAL COMMON STOCK                                    $993,224,393
           (Cost   $666,557,897)
           TOTAL INVESTMENT IN SECURITIES - 99.7%                $1,001,346,964
           (Cost   $675,552,967) (a)
           OTHER ASSETS AND LIABILITIES - 0.3%                   $ 3,477,900

           TOTAL NET ASSETS - 100.0%                             $1,004,824,864

           (a) At July 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $669,915,858 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost             $342,665,966

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value              (11,234,860)

           Net unrealized gain                                   $331,431,106

           (b) At July 31, 2005, the following securities were out on loan:

Shares                            Security                        Market Value
354,050    Great Plains Energy, Inc.                             $ 11,492,463
14,958     Schering-Plough Corp., 6.0%, 9/14/07                       817,081
           Total                                                 $ 12,309,544



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Equity Income Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date September 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date September 29, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date September 29, 2005

* Print the name and title of each signing officer under his or her signature.